Pensions and Other Postretirement Benefits (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Reduction in positions due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Expected amount to be recognized during 2015 of amortization of net actuarial losses in net periodic benefit cost	$ 10.0
Expected amount to be recognized during 2015 in prior service cost as net periodic benefit cost	0.2
Money market holdings maturity period	Three months or less
Corporate bonds range	10 to 13 years
Company's common shares included in equity securities	317,552
Market value of company's common shares included in equity securities	30.7
Dividends paid on company's common shares included in equity securities	0.7
Expected benefit payments for the defined benefit pension and other postretirement in 2015	44.9
Expected benefit payments for the defined benefit pension and other postretirement in 2016	36.7
Expected benefit payments for the defined benefit pension and other postretirement in 2017	37.3
Expected benefit payments for the defined benefit pension and other postretirement in 2018	41.9
Expected benefit payments for the defined benefit pension and other postretirement in 2019	38.4
Expected benefit payments for the defined benefit pension and other postretirement in 2020 through 2024	216.1
Annual change in the assumed health care cost	One-percentage point
Equity Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Fixed - Income Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Cash and Other Investments [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	6.00%
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the Company to the defined benefit pension plans in 2015	$ 4.5
Defined benefit plan, actual rate of return on plan assets	6.90%	12.60%
U. S. Other Postretirement Benefit Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for next fiscal year	7.00%
U. S. Other Postretirement Benefit Plans [Member] | U.S. plans in 2019 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for partcipants under age 65	5.00%
Canadian Other Postretirement Benefit Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for next fiscal year	5.50%
Canadian Other Postretirement Benefit Plans [Member] | Canadian plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed health care trend rate for partcipants under age 65	4.50%